Short-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Short-term debt
Schedule of short-term debt

At December 31, 2024 and December 31, 2023, short-term debt consisted of the following:

Short-term debt

in € THOUS

	2024	2023
Commercial paper program	—	399,078
Borrowings under lines of credit	1,941	57,754
Other	158	72
Short-term debt	2,099	456,904